Revenue - Major customers service fees charged on loans facilitated (Details) - Fees generated on loans facilitated	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of disaggregation of revenue from contracts with customers
Percentage of entity's revenue	62.49%	55.58%	64.72%
Ping An Group and its subsidiaries
Disclosure of disaggregation of revenue from contracts with customers
Percentage of entity's revenue	52.13%	42.73%	37.33%
Lufax and its subsidiaries
Disclosure of disaggregation of revenue from contracts with customers
Percentage of entity's revenue	10.36%	12.85%	27.39%